Long-Term Debt (Long-Term Debt Repayments) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,599	$ 5,350
Within one year [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,001
2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	45
Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,550